DISCONTINUED OPERATIONS Income of Disposal Group (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 01, 2015	Oct. 01, 2014	Oct. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0	$ 8,000	$ 0	$ 0
Commercial Cyber Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill				8,000
Hexis | Commercial Cyber Solutions | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues				13,875	11,324	9,823
Costs of Revenues, excluding amortization				4,014	2,493	1,840
Operating expenses				40,395	36,509	19,025
Impairment of goodwill				8,000	0	0
Intangible amortization expense				4,362	4,425	4,125
Loss before Income Taxes from Discontinued Operations				(42,896)	(32,103)	(15,167)
Income Tax Expense (Benefit), net on Discontinued Operations				(14,184)	(11,978)	(6,910)
Loss on Discontinued Operations				$ (28,712)	$ (20,125)	$ (8,257)